Organization and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions		3 Months Ended													12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares MW		Sep. 30, 2015 USD ($) $ / shares		Jun. 30, 2015 USD ($) $ / shares		Mar. 31, 2015 USD ($) $ / shares		Dec. 31, 2014 USD ($) $ / shares		Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) plant $ / shares MW shares	Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)
Assets
Current Assets		$ 4,072.4								$ 4,478.1					$ 4,072.4	$ 4,478.1
Property, Plant and Equipment, Net		46,133.2								43,635.1	[1]				46,133.2	43,635.1	[1]
Other Noncurrent Assets		11,477.5								11,431.4					11,477.5	11,431.4
TOTAL ASSETS		61,683.1								59,544.6					61,683.1	59,544.6		$ 56,321.0
Liabilities and Equity
Long-term Debt		19,572.7								18,512.4	[2],[3]				19,572.7	18,512.4	[2],[3]
Other Current Liabilities		1,305.1								1,204.7					1,305.1	1,204.7
Other Liabilities, Noncurrent		890.6								895.8					890.6	895.8
Equity		17,904.9								16,824.5					17,904.9	16,824.5		16,085.6	$ 15,237.5
TOTAL LIABILITIES AND EQUITY		61,683.1								59,544.6					61,683.1	59,544.6
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 205.2		$ 511.8		$ 431.4		$ 620.2		$ 159.6		$ 484.2	$ 388.4	$ 558.3	1,768.6	1,590.5		1,473.9
Net Income (Loss) Attributable to Noncontrolling Interests															5.2	4.2		3.7
Income (Loss) from Continuing Operations Attributable to Parent															$ 1,763.4	$ 1,586.3		$ 1,470.2
Weighted Average Number of Basic AEP Common Shares Outstanding | shares															490,340,522	488,592,997		486,619,555
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares		$ 0.41	[4]	$ 1.04	[4]	$ 0.88	[4]	$ 1.27	[4]	$ 0.32		$ 0.99	$ 0.79	$ 1.14	$ 3.59	$ 3.24		$ 3.02
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding | shares															490,574,568	488,899,840		487,040,956
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares		$ 0.41	[4]	$ 1.04	[4]	$ 0.88	[4]	$ 1.27	[4]	$ 0.32		$ 0.99	$ 0.79	$ 1.14	$ 3.59	$ 3.24		$ 3.02
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment															$ 1,674.3	$ 1,573.7		$ 1,441.4
Amortization of Certain Securitized Assets															318.9	310.4		248.2
Amortization of Regulatory Assets and Liabilities															16.5	13.5		22.9
Utilities Operating Expense, Depreciation and Amortization															2,009.7	1,897.6		1,712.5
Cash Paid (Received) for:
Interest Paid, Net															857.2	838.5		882.1
Income Taxes Paid, Net															120.2	117.3		(54.8)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred															150.2	135.1		181.6
Construction Expenditures Included in Current Liabilities as of December 31,															741.4	559.3		492.4
Construction Expenditures Included in Noncurrent Liabilities as of December 31,															51.6	0.0		0.0
Construction Expenditures Included in Noncurrent Assets as of December 31,															10.5	0.0		0.0
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,															37.9	44.5		0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage															2.2	3.4		4.4
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt															3,436.6	2,067.0		3,206.6
Repayments of Long-term Debt															$ 2,397.9	$ 1,777.4		$ 2,595.4
Antidilutive Shares Outstanding | shares															0	0		0
Aggregate Power Participation Ratio		43.47%													43.47%
Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)	[5]														$ 0.1	$ 24.0		$ 20.9
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)															$ 241.7	268.5		289.2
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC		43.47%													43.47%
AEP's Investment in OVEC		$ 4.4													$ 4.4
Supplemental Agreement During the Period Between Parties to Interconnection Agreement and OVEC															241.7	268.5		289.2
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Capital Expenditures Authorized		1,300.0													$ 1,300.0
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															25.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															59.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation															15.00%
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															1.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															65.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															33.00%
Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															2.00%
Appalachian Power Co [Member]
Assets
Current Assets		627.9								$ 678.5					$ 627.9	678.5
Property, Plant and Equipment, Net		9,424.4								9,181.7					9,424.4	9,181.7
Other Noncurrent Assets		1,596.0								1,350.6					1,596.0	1,350.6
TOTAL ASSETS		11,648.3								11,210.8					11,648.3	11,210.8
Liabilities and Equity
Long-term Debt		3,930.7								3,958.7					3,930.7	3,958.7
Other Current Liabilities		153.4								145.0					153.4	145.0
Other Liabilities, Noncurrent		57.7								54.2					57.7	54.2
Equity		3,475.0								3,366.9					3,475.0	3,366.9		3,229.4	3,052.6
TOTAL LIABILITIES AND EQUITY		11,648.3								11,210.8					11,648.3	11,210.8
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 0.0		$ 0.0		$ 0.0		$ 0.0		0.0		$ 0.0	$ 0.0	$ 0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment															385.6	383.3		334.2
Amortization of Certain Securitized Assets															0.0	0.0		0.0
Amortization of Regulatory Assets and Liabilities															3.2	17.6		8.4
Utilities Operating Expense, Depreciation and Amortization															388.8	400.9		342.6
Cash Paid (Received) for:
Interest Paid, Net															196.7	196.7		184.6
Income Taxes Paid, Net															30.4	15.9		(27.8)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred															31.8	4.9		4.4
Construction Expenditures Included in Current Liabilities as of December 31,															90.4	72.0		50.8
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt															726.3	394.2		444.4
Repayments of Long-term Debt															$ 672.6	612.7		345.0
Aggregate Power Participation Ratio		43.47%													43.47%
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															25.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															59.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation															15.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															1.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															65.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															33.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															2.00%
Indiana Michigan Power Co [Member]
Assets
Current Assets		$ 455.3								476.5					$ 455.3	476.5
Property, Plant and Equipment, Net		5,203.5								5,416.4					5,203.5	5,416.4
Other Noncurrent Assets		3,051.6								2,764.6					3,051.6	2,764.6
TOTAL ASSETS		8,710.4								8,657.5					8,710.4	8,657.5
Liabilities and Equity
Long-term Debt		2,000.0								2,019.6					2,000.0	2,019.6
Other Current Liabilities		142.1								150.6					142.1	150.6
Other Liabilities, Noncurrent		119.4								162.2					119.4	162.2
Equity		2,036.4								1,954.0					2,036.4	1,954.0		1,922.2	1,803.8
TOTAL LIABILITIES AND EQUITY		8,710.4								8,657.5					8,710.4	8,657.5
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 0.0		0.0		0.0		0.0		0.0		0.0	0.0	0.0
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)															78.8	94.4		122.3
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment															193.5	199.3		175.8
Amortization of Certain Securitized Assets															0.0	0.0		0.0
Amortization of Regulatory Assets and Liabilities															4.9	0.9		1.9
Utilities Operating Expense, Depreciation and Amortization															198.4	200.2		177.7
Cash Paid (Received) for:
Interest Paid, Net															84.5	81.6		90.1
Income Taxes Paid, Net															21.2	(10.2)		(31.3)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred															3.0	16.4		114.1
Construction Expenditures Included in Current Liabilities as of December 31,															95.8	66.1		85.4
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,															37.9	44.5		0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage															2.2	3.4		4.4
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt															310.7	205.6		348.9
Repayments of Long-term Debt															$ 332.1	218.5		370.3
Aggregate Power Participation Ratio		43.47%													43.47%
Indiana Michigan Power Co [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent		$ 21.5								26.2					$ 21.5	26.2
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															25.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															59.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation															15.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															1.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent		0.0								0.0					$ 0.0	0.0
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															65.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															33.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															2.00%
Ohio Power Co [Member]
Assets
Current Assets		573.2								736.8					$ 573.2	736.8
Property, Plant and Equipment, Net		5,054.7								4,763.6					5,054.7	4,763.6
Other Noncurrent Assets		1,510.0								1,760.2					1,510.0	1,760.2
TOTAL ASSETS		7,137.9								7,260.6					7,137.9	7,260.6
Liabilities and Equity
Long-term Debt		2,157.7								2,286.8					2,157.7	2,286.8
Other Current Liabilities		154.3								179.1					154.3	179.1
Other Liabilities, Noncurrent		30.7								25.5					30.7	25.5
Equity		1,986.6								1,980.2					1,986.6	1,980.2		1,625.3	4,525.7
TOTAL LIABILITIES AND EQUITY		7,137.9								7,260.6					7,137.9	7,260.6
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		0.0		0.0		0.0		0.0		0.0		0.0	0.0	0.0
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)															0.0	0.0		18.1
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment															184.4	188.3		358.0
Amortization of Certain Securitized Assets															43.3	43.5		20.0
Amortization of Regulatory Assets and Liabilities															(10.2)	(18.1)		4.6
Utilities Operating Expense, Depreciation and Amortization															217.5	213.7		382.6
Cash Paid (Received) for:
Interest Paid, Net															121.6	132.4		195.7
Income Taxes Paid, Net															26.1	44.0		93.3
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred															2.7	4.8		7.7
Construction Expenditures Included in Current Liabilities as of December 31,															34.3	43.4		92.3
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt															0.0	0.0		1,378.3
Notes Receivable - Affiliated		$ 32.3								32.3					32.3	32.3
Repayments of Long-term Debt															$ 131.5	438.6		1,196.0
Aggregate Power Participation Ratio		43.47%													43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC		4.30%													4.30%
AEP's Investment in OVEC		$ 0.4													$ 0.4
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															25.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															59.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation															15.00%
Ohio Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															1.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															65.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															33.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															2.00%
Public Service Co Of Oklahoma [Member]
Assets
Current Assets		245.4								191.7					$ 245.4	191.7
Property, Plant and Equipment, Net		3,693.2								3,440.6					3,693.2	3,440.6
Other Noncurrent Assets		231.8								176.9					231.8	176.9
TOTAL ASSETS		4,170.4								3,809.2					4,170.4	3,809.2
Liabilities and Equity
Long-term Debt		1,286.1								1,036.7					1,286.1	1,036.7
Other Current Liabilities		64.4								58.9					64.4	58.9
Other Liabilities, Noncurrent		13.7								13.6					13.7	13.6
Equity		1,119.9								1,028.2					1,119.9	1,028.2		942.1	916.2
TOTAL LIABILITIES AND EQUITY		4,170.4								3,809.2					4,170.4	3,809.2
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		0.0		0.0		0.0		0.0		0.0		0.0	0.0	0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment															108.6	99.7		94.6
Amortization of Certain Securitized Assets															0.0	0.0		0.0
Amortization of Regulatory Assets and Liabilities															8.9	1.3		1.1
Utilities Operating Expense, Depreciation and Amortization															117.5	101.0		95.7
Cash Paid (Received) for:
Interest Paid, Net															54.8	52.8		51.4
Income Taxes Paid, Net															7.9	(21.2)		8.7
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred															3.6	2.3		5.8
Construction Expenditures Included in Current Liabilities as of December 31,															47.4	38.6		63.6
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt															248.8	75.0		49.7
Repayments of Long-term Debt															$ 0.4	34.1		0.4
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															25.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															59.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation															15.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															1.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															65.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															33.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															2.00%
Southwestern Electric Power Co [Member]
Assets
Current Assets		335.3								429.2					$ 335.3	429.2
Property, Plant and Equipment, Net		6,321.1								5,907.3					6,321.1	5,907.3
Other Noncurrent Assets		491.6								472.3					491.6	472.3
TOTAL ASSETS		7,148.0								6,808.8					7,148.0	6,808.8
Liabilities and Equity
Long-term Debt		2,273.5								2,132.4					2,273.5	2,132.4
Other Current Liabilities		110.7								104.5					110.7	104.5
Other Liabilities, Noncurrent		49.3								47.3					49.3	47.3
Equity		2,169.7								2,097.2					2,169.7	2,097.2		2,055.9	$ 2,021.5
TOTAL LIABILITIES AND EQUITY		7,148.0								6,808.8					7,148.0	6,808.8
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0	$ 0.0	$ 0.0
Net Income (Loss) Attributable to Noncontrolling Interests															3.7	4.2		4.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment															190.7	183.2		177.3
Amortization of Certain Securitized Assets															0.0	0.0		0.0
Amortization of Regulatory Assets and Liabilities															1.3	1.9		1.9
Utilities Operating Expense, Depreciation and Amortization															192.0	185.1		179.2
Cash Paid (Received) for:
Interest Paid, Net															112.6	116.9		120.4
Income Taxes Paid, Net															15.4	(152.2)		(35.4)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred															7.4	4.1		9.4
Construction Expenditures Included in Current Liabilities as of December 31,															92.9	94.3		63.2
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt															445.9	99.4		0.0
Repayments of Long-term Debt															$ 306.8	$ 3.3		$ 3.3
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															25.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															59.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation															15.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															1.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation															65.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation															33.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation															2.00%
Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs) | MW		2,400													2,400
Number of OVEC Generating Plants | plant															2
Number of Plants Operating with Environmental Controls | plant															2
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Capital Expenditures Authorized		$ 1,300.0													$ 1,300.0
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares | shares															300,000	300,000		400,000
Dilutive Securities, Effect on Basic Earnings Per Share | $ / shares															$ 0	$ 0		$ 0

[1]	Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.
[3]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[4]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[5]	AEP did not ship coal to OVEC in 2015.